Schedule of Assets (Held at End of Year) - Schedule of Assets (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Plan Name	401(k) AND PROFIT SHARING PLAN
Entity Tax Identification Number	73-6091775
EBP, Plan Number	001
Participant loans	$ 2,012,053
Participant loans, principal balances	$ 50,000
Employee benefit plan, participant loan maturity year	2039
Investment, Identifier [Axis]: Baird Aggregate Bond Fund Class Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	368,597
Current Value	$ 3,663,850
EBP, Investment, Issuer Name [Extensible Enumeration]	Baird Aggregate Bond Fund Class Institutional [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Berkshire Hathaway Stock Class B
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	20,253
Current Value	$ 10,179,992
EBP, Investment, Issuer Name [Extensible Enumeration]	Berkshire Hathaway Stock Class B [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:CommonStockMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Berkshire Hathaway Stock Purchase Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,634
EBP, Investment, Issuer Name [Extensible Enumeration]	Berkshire Hathaway Stock Purchase Account [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:CommonStockMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: DFA Emerging Markets Core Equity Portfolio Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	51,556
Current Value	$ 1,499,241
EBP, Investment, Issuer Name [Extensible Enumeration]	DFA Emerging Markets Core Equity Portfolio Institutional Class [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: DFA U.S. Small Cap Value Portfolio Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	16,159
Current Value	$ 834,452
EBP, Investment, Issuer Name [Extensible Enumeration]	DFA U.S. Small Cap Value Portfolio Institutional Class [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Dodge & Cox Stock I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	97,856
Current Value	$ 1,623,426
EBP, Investment, Issuer Name [Extensible Enumeration]	Dodge & Cox Stock I [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Federated Hermes MDT Mid Cap Growth Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	27,555
Current Value	$ 1,523,799
EBP, Investment, Issuer Name [Extensible Enumeration]	Federated Hermes MDT Mid Cap Growth Fund Class R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	85,195
Current Value	$ 20,252,594
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity 500 Index Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity Blue Chip Growth K6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	262,366
Current Value	$ 11,607,076
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Blue Chip Growth K6 Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity Diversified International K6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	181,529
Current Value	$ 3,216,700
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Diversified International K6 Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity International Small Cap Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	17,194
Current Value	$ 633,094
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity International Small Cap Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity Mid-Cap Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	70,855
Current Value	$ 2,616,676
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Mid-Cap Stock Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity Small-Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	25,390
Current Value	$ 785,303
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Small-Cap Index Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Hartford Small Cap Growth HLS Fund Class IA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	36,824
Current Value	$ 905,145
EBP, Investment, Issuer Name [Extensible Enumeration]	Hartford Small Cap Growth HLS Fund Class IA [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Invesco Stable Value Trust, Class III
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	1,989,955
Current Value	$ 1,989,955
EBP, Investment, Issuer Name [Extensible Enumeration]	Invesco Stable Value Trust, Class III [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Putnam Retirement Advantage 2030 Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	909,206
Current Value	$ 9,864,889
EBP, Investment, Issuer Name [Extensible Enumeration]	Putnam Retirement Advantage 2030 Fund Class R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Putnam Retirement Advantage 2035 Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	328,263
Current Value	$ 3,669,981
EBP, Investment, Issuer Name [Extensible Enumeration]	Putnam Retirement Advantage 2035 Fund Class R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Putnam Retirement Advantage 2040 Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	732,111
Current Value	$ 8,316,785
EBP, Investment, Issuer Name [Extensible Enumeration]	Putnam Retirement Advantage 2040 Fund Class R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Putnam Retirement Advantage 2045 Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	186,211
Current Value	$ 2,258,743
EBP, Investment, Issuer Name [Extensible Enumeration]	Putnam Retirement Advantage 2045 Fund Class R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Putnam Retirement Advantage 2050 Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	569,098
Current Value	$ 6,942,995
EBP, Investment, Issuer Name [Extensible Enumeration]	Putnam Retirement Advantage 2050 Fund Class R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Putnam Retirement Advantage 2055 Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	214,805
Current Value	$ 2,770,980
EBP, Investment, Issuer Name [Extensible Enumeration]	Putnam Retirement Advantage 2055 Fund Class R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Putnam Retirement Advantage 2060 Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	230,644
Current Value	$ 2,993,760
EBP, Investment, Issuer Name [Extensible Enumeration]	Putnam Retirement Advantage 2060 Fund Class R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Putnam Retirement Advantage 2065 Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	4,188
Current Value	$ 57,464
EBP, Investment, Issuer Name [Extensible Enumeration]	Putnam Retirement Advantage 2065 Fund Class R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Putnam Retirement Advantage Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	301,577
Current Value	$ 3,341,477
EBP, Investment, Issuer Name [Extensible Enumeration]	Putnam Retirement Advantage Fund Class R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Selected Value Fund Investor Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	39,675
Current Value	$ 1,052,170
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Selected Value Fund Investor Shares [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	10.50%